Consolidated Statements of Changes in Convertible Preferred Shares And Shareholders' Deficit - USD ($) $ in Thousands		Total	Series A Convertible Preferred Shares [Member]	Series B Convertible Preferred Shares [Member]	Series B-1 Convertible Preferred Shares [Member]	Series C Convertible Preferred Shares [Member]	Series C-1 Convertible Preferred Shares [Member]	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance convertible preferred shares at Dec. 31, 2017		$ 87,848	$ 9,000	$ 66,348	$ 12,500
Beginning balance convertible preferred shares (Shares) at Dec. 31, 2017			20,418,209	15,906,053	3,032,940
Beginning balance at Dec. 31, 2017		(25,644)							[1]	$ 547	$ (26,191)
Beginning balance (Shares) at Dec. 31, 2017								15,004,740
Exercise of shares options		10								10
Exercise of shares options (Shares)	[1]							74,040
Share-based Compensation		1,377								1,377
Net Loss		(56,400)									(56,400)
Ending balance convertible preferred shares at Dec. 31, 2018		87,848	$ 9,000	$ 66,348	$ 12,500
Ending balance convertible preferred shares (Shares) at Dec. 31, 2018			20,418,209	15,906,053	3,032,940
Ending balance at Dec. 31, 2018		(80,657)							[1]	1,934	(82,591)
Ending balance (Shares) at Dec. 31, 2018								15,078,780
Issuance of convertible preferred shares, net of issuance cost		161,233				$ 161,233
Issuance of convertible preferred shares, net of issuance cost (Shares)						28,216,005
Exercise of shares options		73								73
Exercise of shares options (Shares)	[1]							776,508
Share-based Compensation		2,171								2,171
Net Loss		(67,301)									(67,301)
Ending balance convertible preferred shares at Dec. 31, 2019		249,081	$ 9,000	$ 66,348	$ 12,500	$ 161,233
Ending balance convertible preferred shares (Shares) at Dec. 31, 2019			20,418,209	15,906,053	3,032,940	28,216,005	0
Ending balance at Dec. 31, 2019		(145,714)							[1]	4,178	(149,892)
Ending balance (Shares) at Dec. 31, 2019								15,855,288
Issuance of convertible preferred shares, net of issuance cost		23,734					$ 23,734
Issuance of convertible preferred shares, net of issuance cost (Shares)							2,699,114
Exercise of shares options		$ 284							[1]	284
Exercise of shares options (Shares)		1,092,938						1,092,938
Share-based Compensation		$ 3,196								3,196
Net Loss		(81,511)									(81,511)
Ending balance convertible preferred shares at Dec. 31, 2020		272,815	$ 9,000	$ 66,348	$ 12,500	$ 161,233	$ 23,734
Ending balance convertible preferred shares (Shares) at Dec. 31, 2020			20,418,209	15,906,053	3,032,940	28,216,005	2,699,114
Ending balance at Dec. 31, 2020		$ (223,745)							[1]	$ 7,658	$ (231,403)
Ending balance (Shares) at Dec. 31, 2020								16,948,226

[1]	Represents amounts lower than $1.